SUPPLEMENT DATED JULY 10, 2009

TO

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY VARIABLE UNIVERSAL LIFE INSURANCE AND
FUTURITY SURVIVORSHIP VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT I

This supplement contains information about the AllianceBernstein Wealth Appreciation Strategy Portfolio available under your Policy.

At a meeting of the Board of Directors of AllianceBernstein Variable Products Series Fund, Inc. held on May 5-7, 2009, the Board approved the liquidation and termination of the AllianceBernstein Wealth Appreciation Strategy Portfolio (the “Portfolio”).  Shareholders of the Portfolio are encouraged to find a suitable replacement investment option for any assets they have invested in the Portfolio before the liquidation and termination of the Portfolio. You may choose among a number of Sub-Accounts and a Fixed Account Option.  The Sub-Accounts in the Variable Account invest in shares of the following Funds1:

HIGH YIELD BOND	MID CAP EQUITY
MFS® High Yield Portfolio (Initial Class)	Dreyfus Investment Portfolios MidCap Stock Portfolio (Initial Shares)
INFLATION-PROTECTED BOND	SCSM WMC Blue Chip Mid Cap Fund (Initial Class)
SCSM BlackRock Inflation Protected Bond Fund (Initial Class)	The Universal Funds, Inc. UIF Mid Cap Growth Portfolio (Class II Shares)[3]
INTERMEDIATE TERM BOND	The Universal Funds, Inc. UIF Mid Cap Value Portfolio (Class II Shares)[3]
MFS® Government Securities Portfolio (Initial Class)	REAL ESTATE EQUITY
SCSM PIMCO Total Return Fund (Initial Class)	Sun Capital Global Real Estate Fund® (Initial Class)
Sun Capital Investment Grade Bond Fund® (Initial Class)	SHORT TERM BOND
INTERNATIONAL/GLOBAL EQUITY	SCSM Goldman Sachs Short Duration Fund (Initial Class)
AIM V.I. International Growth Fund (Series I Shares)	SMALL CAP EQUITY
Goldman Sachs VIT Strategic International Equity Fund (Institutional Shares)	Goldman Sachs VIT Structured Small Cap Equity Fund (Institutional Shares)
MFS® International Growth Portfolio (Initial Class)	MFS® New Discovery Portfolio (Initial Class)
SCSM AllianceBernstein International Value Fund (Initial Class)	SCSM AIM Small Cap Growth Fund (Initial Class)
Templeton Growth Securities Fund (Class 2)	SCSM Dreman Small Cap Value Fund (Initial Class)
LARGE CAP EQUITY	SCSM Oppenheimer Main Street Small Cap Fund (Initial Class)
AIM V.I. Capital Appreciation Fund (Series I Shares)	SPECIALTY/SECTOR EQUITY
Goldman Sachs VIT Growth and Income Fund (Institutional Shares)	MFS® Utilities Portfolio (Initial Class)
Goldman Sachs VIT Structured U.S. Equity Fund (Institutional Shares)	ASSET ALLOCATION
MFS® Massachusetts Investors Growth Stock Portfolio (Initial Class)	AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)
MFS® Blended Research Core Equity Portfolio (Initial Class)	BlackRock Global Allocation V.I. Fund (Class III)
MFS® Value Portfolio (Initial Class)	Fidelity VIP Balanced Portfolio (Service Class 2)
SCSM Oppenheimer Large Cap Core Fund (Initial Class)	Franklin Templeton VIP Founding Funds Allocation Fund (Class 2)
SCSM WMC Large Cap Growth Fund (Initial Class)	MFS® Total Return Portfolio (Initial Class)
MONEY MARKET	SCSM Ibbotson Balanced Fund (Initial Class)[2]
Sun Capital Money Market Fund® (Initial Class)	SCSM Ibbotson Growth Fund (Initial Class)[2]
SCSM Ibbotson Moderate Fund (Initial Class)[2]
The Universal Funds, Inc. UIF Equity & Income Portfolio (Class II Shares)[3]

1Information about the structure and investment objectives of the underlying Funds is available in the prospectuses for the underlying Funds.
2These are Fund of Funds investment options and the expenses of these Funds include the Fund-level expenses of the underlying Funds as well.  These investment options may be more expensive than Funds that do not invest in other Funds.
3The Universal Institutional Funds, Inc. Portfolios use Van Kampen’s UIF Portfolios as a marketing name.

Additional copies of any Fund prospectuses may be obtained by calling 1-800-700-6554 or visiting www.sunlifeusa.com.

Effective immediately, transfers of Account Value out of the AllianceBernstein Wealth Appreciation Strategy Portfolio to any other investment option under your Policy will not count against limits, if any, on the number of transfers permitted under your Policy each year, provided that no subsequent transfers are made back into the AllianceBernstein Wealth Appreciation Strategy Portfolio.

As of the close of business on September 25, 2009 (the "Liquidation Date"), any Account Value remaining in the AllianceBernstein Wealth Appreciation Strategy Portfolio will automatically be transferred to the Money Market investment option available under your Policy.

Any portfolio rebalancing or dollar cost averaging investment programs in which you participate on the Liquidation Date will continue.  If an alternative investment option had not previously been selected to replace the AllianceBernstein Wealth Appreciation Strategy Portfolio, the Money Market investment option available under your Policy will be the investment option used.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.